CONVERTIBLE NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES

Convertible notes consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023

1800 Diagonal convertible note #5, 9% interest, due June 2024	-	55,000
1800 Diagonal convertible note #6, 10% interest, due September 2024	-	68,511
1800 Diagonal convertible note #7, 10% interest, due September 2024	-	61,600
Mast Hill convertible note, 16% interest, due March 2023	250,000	250,000
Blue Lake convertible note, 16% interest, due March 2023	250,000	250,000
International Real Estate Development, 5% interest, due March 2024	-	8,900,000
Total convertible notes	$500,000	$9,585,111
Less discounts	(25,654)	(33,034)

Total convertible notes, net of discount	474,346	9,552,077

Less current portion	(474,346)	(9,552,077)

Total convertible notes, net of discount - long term	$-	$-

Convertible notes consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022

1800 Diagonal convertible note #1, 9% interest, due July 2023	-	85,000
1800 Diagonal convertible note#2, 9% interest, due September 2023	-	64,250
1800 Diagonal convertible note #3, 9% interest, due October 2023	-	122,488
1800 Diagonal convertible note #5, 9% interest, due June 2024	55,000	-
1800 Diagonal convertible note #6, 10% interest, due September 2024	68,511	-
1800 Diagonal convertible note #7, 10% interest, due September 2024	61,600	-
Mast Hill convertible note, 16% interest, due March 2023 (in default)	250,000	250,000
Blue Lake convertible note, 16% interest, due March 2023 (in default)	250,000	250,000
International Real Estate Development, 5% interest, due March 2024	8,900,000	-
Total convertible notes	$9,585,111	$771,738
Less discounts	(33,034)	(213,081)

Total convertible notes, net of discount	9,552,077	558,657

Less current portion	(9,552,077)	(558,657)

Total convertible notes, net of discount - long term	$-	$-